Debt	12 Months Ended
Jan. 31, 2018
Debt Disclosure [Abstract]
Debt
11.	Debt

In May 2015, we signed a Senior Secured Credit Agreement with Silicon Valley Bank (“SVB”) and a syndicate of banks (“Credit Agreement”) for a revolving loan facility of up to $80.0 million (“Credit Facility”), with a letter of credit sub-facility of up to $15.0 million (as a sublimit of the revolving loan facility) and a swingline sub-facility of up to $5.0 million (as a sublimit of the revolving loan facility). The Credit Facility expires in May 2018. Our obligations under this agreement are secured by substantially all of our assets. Immediately upon closing, we borrowed $35.0 million under the Credit Facility. We repaid the amount borrowed in August 2015.

Borrowings under the facility bear interest at a base rate, as defined in the Credit Agreement, plus a margin of 2.5% to 4.0%, payable monthly in arrears. We are obligated to pay ongoing commitment fees at a rate between 0.3% and 0.3375%, payable quarterly in arrears. Interest rate margins and commitment fees are based on our liquidity. We may use amounts borrowed under the agreement for working capital, capital expenditures, and other general corporate purposes, including permitted acquisitions. We may borrow amounts under the Credit Facility at any time during the term of the Credit Agreement, subject to certain conditions. We may also prepay borrowings under the Credit Agreement, in whole or in part, at any time without premium or penalty, subject to certain conditions.

There were no outstanding borrowings held under the Credit Facility as of January 31, 2017 and 2018. We continue to pay a fee on the undrawn amount of the Credit Facility.

The Credit Agreement contains certain affirmative and negative covenants, including a minimum liquidity covenant; a consolidated adjusted Earnings Before Interest, Taxes, Depreciation and Amortization covenant; a limit on our ability to incur additional indebtedness, dispose of assets, make investments, pay dividends or distributions; and certain other specifically-defined restrictions on our activities. The Credit Agreement limits our ability to pay and declare dividends to $250,000 during any fiscal year, as long as no event of default as defined in the Credit Agreement has occurred or will occur because of such payment.

We were in compliance with the Credit Agreement covenants as of January 31, 2017 and 2018.